PROVISIONS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Other provisions	$ 976	$ 479	$ 668
Disclosure of other provisions [line items]
Other provisions	976	479	$ 668
Contingent And Deferred Consideration Related To Acquisitions
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Other provisions	249	68
Disclosure of other provisions [line items]
Other provisions	$ 249	$ 68